Significant Accounting Judgements and Estimates - Additional Information (Detail) - EUR (€) € in Thousands	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of changes in accounting estimates [line items]
Provisions	€ 106,768			€ 106,768		€ 32,719
Revenue	35,998		€ 47,393	131,892	€ 80,982
Adjustment to Prior Periods Estimates and Assumptions [Member]
Disclosure of changes in accounting estimates [line items]
Revenue	27,100	€ 19,500				7,600
Sales rebates and product returns in U.S. market [member]
Disclosure of changes in accounting estimates [line items]
Provisions	€ 106,800			€ 106,800		€ 32,700